Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-term debt
The components of long-term debt as of December 31, 2014 and 2013 were as follows:

	December 31,
	2014	2013
Variable-rate State of Ohio Water Development Revenue Refunding Bonds, maturing on November 1, 2025 (0.04% as of December 31, 2014)	$12.2	$12.2
Variable-rate State of Ohio Air Quality Development Revenue Refunding Bonds, maturing on November 1, 2025 (0.04% as of December 31, 2014)	9.5	9.5
Variable-rate State of Ohio Pollution Control Revenue Refunding Bonds, maturing on June 1, 2033 (0.04% as of December 31, 2014)	8.5	8.5
Revolving credit facility, due 2019 (LIBOR plus applicable spread)	155.0	—
Total Long-Term Debt	$185.2	$30.2